Intangible Assets	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets
5.	Intangible Assets

On January 27, 2024, the Company entered into an agreement with deWeb Ltd., an Israeli technology company, to acquire proprietary technology platform assets, intellectual property, and related digital assets necessary for the operation of the Company’s media technology platform. The acquisition was completed through a non-monetary exchange in which the Company issued equity instruments and assumed contractual obligations in lieu of cash consideration.

Management determined that the acquired technology platform represents a finite-lived intangible asset under ASC 350-30, Intangibles—Goodwill and Other—General Intangibles Other Than Goodwill. The total acquisition cost of the intellectual property was $515 with $427 being allocated on a fair value basis and capitalized as an intangible asset and amortized on a straight-line basis over a three-year estimated useful life, consistent with the expected period of economic benefit. The carrying amount of the deWeb platform intangible asset, net of accumulated amortization, as of March 31, 2026, and December 31, 2025 was $119 and $154, respectively. Amortization expense related to deWeb platform intangible asset for the three months ended March 31, 2026, and 2025 was $36 and $36, respectively.

Subsequent to acquisition, the Company also incurs platform development costs that add new functionality or materially improves performance or features of the platform assets. As of March 31, 2026, and December 31, 2025, the Company capitalized platform development costs of $1,090 and $790, respectively, which are also amortized on a straight-line basis over a three-year estimated useful life. The carrying amount of capitalized platform development costs, net of accumulated amortization, as of March 31, 2026, and December 31, 2025 was $870 and $645, respectively. Amortization expense related to platform development costs for the three months ended March 31, 2026, and 2025 was $73 and $16 respectively.

As of March 31, 2026 and December 31, 2025, other intangible assets, consisting of web domains reported net of amortization, were $25 and $26, respectively. These assets are being amortized on a straight-line basis over a 15-year estimated useful life, consistent with the expected period of economic benefit. Amortization expense for web domains for the three months ended March 31, 2026, and 2025, were $1 and $1, respectively.

The Company evaluates the recoverability of intangible assets on an annual basis, or more frequently whenever circumstances indicate an intangible asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event future undiscounted cash flows do not exceed the carrying amount of the assets, the assets will be considered impaired. The impairment loss is measured based upon the difference between the carrying amount and the fair value of the assets. As of March 31, 2026, no indicators of impairment were noted and, as such, no impairment was recorded.

Intangible assets, net and their associated weighted average remaining useful lives consisted of the following:

	As of March 31, 2026
	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Weighted Average Remaining Useful Life (in Years)
Amortizing intangible assets
Platforms	$1,517	$528	$989	2.29
Web domains	32	7	25	12.06
Total	$1,549	$535	$1,014

	As of December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Weighted Average Remaining Useful Life (in Years)
Amortizing intangible assets
Platforms	$1,218	$419	$799	1.49
Web domains	32	6	26	11.35
Total	$1,250	$425	$825

The estimated future amortization expense related to intangible assets as of March 31, 2026 is as follows:

For the years ended December 31,	Amount
2026 (remainder)	$381
2027	370
2028	243
2029	2
2030	2
Thereafter	16
Total expected future amortization expense	$1,014